DEBT - 2035 Senior Notes (Details) - 2035 Senior Notes, net - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2005
Debt
Debt instrument principal amount			$ 600,000,000
Debt instrument, interest rate, stated percentage			5.88%
Estimated fair value of outstanding debt	$ 739,000,000	$ 656,000,000